UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series
              Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 13.4%
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%       Expedia, Inc. (a)                                                   6,000      $     117,420
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                    Hasbro, Inc.                                                        8,500            329,120
Products - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.8%                           Walt Disney Co.                                                    14,600            443,110
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.4%                Big Lots, Inc. (a)                                                 11,400            347,244
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 8.3%                Advance Auto Parts, Inc.                                            8,100            332,829
                                       AutoZone, Inc. (a)                                                  2,500            325,725
                                       Best Buy Co., Inc.                                                  8,400            333,648
                                       The Gap, Inc.                                                      20,400            328,848
                                       Ross Stores, Inc.                                                   8,900            337,844
                                       TJX Cos., Inc.                                                     10,700            360,697
                                                                                                                      -------------
                                                                                                                          2,019,591
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Consumer Discretionary                                                       3,256,485
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%        BJ's Wholesale Club, Inc. (a)                                       8,800            330,264
                                       The Kroger Co.                                                      4,300            121,604
                                                                                                                      -------------
                                                                                                                            451,868
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%              The Procter & Gamble Co.                                            2,800            183,344
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.4%               Herbalife Ltd.                                                      7,700            332,563
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Consumer Staples                                                               967,775
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 22.0%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     ENSCO International, Inc.                                           4,800            331,872
Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  Anadarko Petroleum Corp.                                            3,800            220,058
Fuels - 20.7%                          Apache Corp.                                                        3,700            415,029
                                       Chevron Corp.                                                       9,000            761,040
                                       ConocoPhillips                                                      7,700            628,474
                                       Devon Energy Corp.                                                  4,400            417,516
                                       Exxon Mobil Corp.                                                  17,200          1,383,396
                                       Hess Corp.                                                          3,700            375,180
                                       Noble Energy, Inc.                                                  4,600            339,802
                                       Occidental Petroleum Corp.                                          6,300            496,629
                                                                                                                      -------------
                                                                                                                          5,037,124
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Energy                                                                       5,368,996
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 7.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  Bank of America Corp.                                               1,800             59,220
Services - 0.4%                        JPMorgan Chase & Co.                                                  900             36,567
                                                                                                                      -------------
                                                                                                                             95,787
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 6.9%                       Chubb Corp.                                                         7,400            355,496
                                       Everest Re Group Ltd.                                               3,600            294,480
                                       PartnerRe Ltd.                                                      4,800            337,536
                                       RenaissanceRe Holdings Ltd.                                         6,400            325,568
                                       The Travelers Cos., Inc.                                            8,200            361,784
                                       W.R. Berkley Corp.                                                    300              7,086
                                                                                                                      -------------
                                                                                                                          1,681,950
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Financials                                                                   1,777,737
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 20.6%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                   Biogen Idec, Inc. (a)                                               5,100      $     355,776
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Baxter International, Inc.                                          5,600            384,216
Supplies - 4.2%                        C.R. Bard, Inc.                                                     3,500            324,940
                                       Edwards Lifesciences Corp. (a)                                      5,200            325,936
                                                                                                                      -------------
                                                                                                                          1,035,092
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                AmerisourceBergen Corp.                                             7,600            318,212
Services - 8.4%                        Express Scripts, Inc. (a)                                           5,300            373,862
                                       LifePoint Hospitals, Inc. (a)                                      11,300            323,519
                                       Lincare Holdings, Inc. (a)                                          9,900            318,978
                                       Medco Health Solutions, Inc. (a)                                    7,600            376,808
                                       Universal Health Services, Inc. Class B                             5,400            327,348
                                                                                                                      -------------
                                                                                                                          2,038,727
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                  Invitrogen Corp. (a)                                                8,100            359,235
Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.0%                 Forest Laboratories, Inc. (a)                                       3,100            110,081
                                       Johnson & Johnson                                                   2,600            178,022
                                       Pfizer, Inc.                                                       33,800            631,046
                                       Watson Pharmaceuticals, Inc. (a)                                   10,700            309,337
                                                                                                                      -------------
                                                                                                                          1,228,486
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Health Care                                                                  5,017,316
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 20.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 6.4%             General Dynamics Corp.                                              4,500            401,130
                                       L-3 Communications Holdings, Inc.                                   3,800            375,022
                                       Lockheed Martin Corp.                                               3,700            386,021
                                       Raytheon Co.                                                        6,900            392,817
                                                                                                                      -------------
                                                                                                                          1,554,990
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  R.R. Donnelley & Sons Co.                                           5,300            141,510
Supplies - 2.0%                        Waste Management, Inc.                                              9,800            348,292
                                                                                                                      -------------
                                                                                                                            489,802
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%            Hubbell, Inc. Class B                                               7,500            316,200
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.6%        General Electric Co.                                               13,800            390,402
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 8.0%                       AGCO Corp. (a)                                                      5,300            317,205
                                       Cummins, Inc.                                                       5,400            358,236
                                       Dover Corp.                                                         7,200            357,336
                                       Flowserve Corp.                                                     2,200            293,348
                                       Gardner Denver, Inc. (a)                                            7,100            323,760
                                       Parker Hannifin Corp.                                               4,800            296,064
                                                                                                                      -------------
                                                                                                                          1,945,949
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.3%                     Ryder System, Inc.                                                  5,000            329,800
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Industrials                                                                  5,027,143
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 34.8%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 9.5%         Apple, Inc. (a)                                                       300             47,685
                                       Hewlett-Packard Co.                                                13,100            586,880
                                       International Business Machines Corp.                               5,800            742,284
                                       QLogic Corp. (a)                                                   17,900            337,236
                                       Seagate Technology                                                 19,000            284,430

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Western Digital Corp. (a)                                          11,000      $     316,690
                                                                                                                      -------------
                                                                                                                          2,315,205
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments     Agilent Technologies, Inc. (a)                                      1,800             64,908
- 1.6%                                 Tech Data Corp. (a)                                                 9,400            327,778
                                                                                                                      -------------
                                                                                                                            392,686
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 5.7%                     Accenture Ltd. Class A                                              9,500            396,720
                                       Affiliated Computer Services, Inc. Class A (a)                      6,600            318,120
                                       Computer Sciences Corp. (a)                                         7,100            336,327
                                       Hewitt Associates, Inc. Class A (a)                                 9,000            331,650
                                                                                                                      -------------
                                                                                                                          1,382,817
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.4%              Xerox Corp.                                                        24,600            335,544
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Altera Corp.                                                       15,600            342,420
Equipment - 6.9%                       Analog Devices, Inc.                                               10,100            308,151
                                       Linear Technology Corp.                                            10,700            332,235
                                       Texas Instruments, Inc.                                            14,200            346,196
                                       Xilinx, Inc.                                                       14,100            350,103
                                                                                                                      -------------
                                                                                                                          1,679,105
-----------------------------------------------------------------------------------------------------------------------------------
Software - 9.7%                        BMC Software, Inc. (a)                                             10,100            332,189
                                       CA, Inc.                                                           14,900            355,514
                                       Compuware Corp. (a)                                                30,500            335,500
                                       Microsoft Corp.                                                     8,500            218,620
                                       Oracle Corp. (a)                                                   19,400            417,682
                                       Symantec Corp. (a)                                                 18,900            398,223
                                       Synopsys, Inc. (a)                                                 13,300            319,466
                                                                                                                      -------------
                                                                                                                          2,377,194
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Information Technology                                                       8,482,551
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                       Monsanto Co.                                                        1,400            166,754
                                       The Mosaic Co.                                                      1,900            241,699
                                                                                                                      -------------
                                                                                                                            408,453
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.3%          Crown Holdings, Inc. (a)                                            9,700            271,891
                                       Owens-Illinois, Inc. (a)                                            7,000            295,680
                                                                                                                      -------------
                                                                                                                            567,571
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.6%                 Nucor Corp.                                                         5,600            320,432
                                       Reliance Steel & Aluminum Co.                                       5,000            315,800
                                                                                                                      -------------
                                                                                                                            636,232
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Materials                                                                    1,612,256
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T Inc.                                                           5,000            154,050
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Telecommunication Services                                                     154,050
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          NRG Energy, Inc. (a)                                                1,700             61,693
Energy Traders - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Utilities                                                                       61,693
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $32,323,599) - 130.2%                                                     31,726,002
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                                       Short-Term Securities                                                (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.0%                   Brown Brothers Harriman & Co., 1.46%, 7/31/08                        - **      $          30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Beneficial
                                                                                                         Interest
                                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                       BlackRock Liquidity Series, LLC                                  $     67             66,574
                                       Cash Sweep Series, 2.45% (b)(c)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $66,604) - 0.3%                                   66,604
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments Before Investments Sold Short
                                       (Cost - $32,390,203*) - 130.5%                                                    31,792,606
-----------------------------------------------------------------------------------------------------------------------------------
Industry                               Investments Sold Short                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - (5.2)%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - (0.3)%               Johnson Controls, Inc.                                             (2,500)           (75,400)
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - (0.3)%                   General Motors Corp.                                               (6,600)           (73,062)
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  Carnival Corp.                                                     (2,000)           (73,880)
Leisure - (2.1)%                       Las Vegas Sands Corp.                                              (1,700)           (77,384)
                                       MGM Mirage                                                         (2,596)           (75,336)
                                       Marriott International, Inc. Class A                               (2,500)           (64,775)
                                       Scientific Games Corp. Class A                                     (2,400)           (72,816)
                                       Starbucks Corp.                                                    (5,100)           (74,919)
                                       Wynn Resorts Ltd.                                                    (800)           (77,984)
                                                                                                                      -------------
                                                                                                                           (517,094)
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - (0.2)%            Garmin Ltd.                                                        (1,500)           (53,505)
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - (0.3)%     Amazon.com, Inc.                                                     (900)           (68,706)
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                    Eastman Kodak Co.                                                  (5,000)           (73,200)
Products - (0.3)%
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - (0.9)%              J.C. Penney Co., Inc.                                              (1,800)           (55,494)
                                       Kohl's Corp.                                                       (1,600)           (67,056)
                                       Saks, Inc.                                                         (2,000)           (20,380)
                                       Target Corp.                                                       (1,500)           (67,845)
                                                                                                                      -------------
                                                                                                                           (210,775)
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - (0.8)%              CarMax, Inc.                                                       (5,400)           (72,360)
                                       Chico's FAS, Inc.                                                  (3,100)           (17,267)
                                       Circuit City Stores, Inc.                                         (15,400)           (31,108)
                                       Coldwater Creek, Inc.                                             (10,100)           (65,852)
                                                                                                                      -------------
                                                                                                                           (186,587)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Consumer Discretionary                                                      (1,258,329)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - (2.3)%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - (0.3)%                     The Coca-Cola Co.                                                  (1,400)           (72,100)
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - (0.9)%      Rite Aid Corp.                                                    (60,000)           (76,800)
                                       Walgreen Co.                                                       (2,200)           (75,548)
                                       Whole Foods Market, Inc.                                           (3,300)           (73,161)
                                                                                                                      -------------
                                                                                                                           (225,509)
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - (0.9)%                 Archer-Daniels-Midland Co.                                         (2,600)           (74,438)
                                       Campbell Soup Co.                                                  (2,000)           (72,760)
                                       Smithfield Foods, Inc.                                             (3,500)           (75,180)
                                                                                                                      -------------
                                                                                                                           (222,378)
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Investments Sold Short                                             Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - (0.2)%            Energizer Holdings, Inc.                                             (700)     $     (49,938)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Consumer Staples                                                              (569,925)
-----------------------------------------------------------------------------------------------------------------------------------
Energy - (2.7)%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     Cameron International Corp.                                        (1,300)           (62,088)
Services - (1.2)%                      Schlumberger Ltd.                                                    (700)           (71,120)
                                       Smith International, Inc.                                            (300)           (22,314)
                                       Tetra Technologies, Inc.                                           (3,600)           (68,148)
                                       Weatherford International Ltd.                                     (2,000)           (75,460)
                                                                                                                      -------------
                                                                                                                           (299,130)
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  Arch Coal, Inc.                                                      (500)           (28,155)
Fuels - (1.5)%                         Consol Energy, Inc.                                                  (900)           (66,951)
                                       Peabody Energy Corp.                                               (1,000)           (67,650)
                                       Southwestern Energy Co.                                            (2,100)           (76,251)
                                       Teekay Corp.                                                       (1,600)           (69,872)
                                       XTO Energy, Inc.                                                   (1,100)           (51,953)
                                                                                                                      -------------
                                                                                                                           (360,832)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Energy                                                                        (659,962)
-----------------------------------------------------------------------------------------------------------------------------------
Financials - (6.1)%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - (1.6)%               E*Trade Financial Corp.                                           (25,100)           (75,802)
                                       Franklin Resources, Inc.                                             (800)           (80,488)
                                       Lazard Ltd. Class A                                                (2,000)           (81,620)
                                       Lehman Brothers Holdings, Inc.                                     (3,600)           (62,424)
                                       Northern Trust Corp.                                                 (300)           (23,451)
                                       T. Rowe Price Group, Inc.                                          (1,200)           (71,820)
                                                                                                                      -------------
                                                                                                                           (395,605)
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - (0.9)%              First Horizon National Corp.                                       (7,600)           (71,440)
                                       Wachovia Corp.                                                     (4,600)           (79,442)
                                       Wells Fargo & Co.                                                  (2,600)           (78,702)
                                                                                                                      -------------
                                                                                                                           (229,584)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - (0.6)%              American Express Co.                                               (2,000)           (74,240)
                                       SLM Corp.                                                          (3,800)           (65,094)
                                                                                                                      -------------
                                                                                                                           (139,334)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  CIT Group, Inc.                                                    (8,600)           (72,928)
Services - (0.9)%                      CME Group, Inc.                                                      (200)           (72,026)
                                       Citigroup, Inc.                                                    (4,100)           (76,629)
                                                                                                                      -------------
                                                                                                                           (221,583)
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - (1.2)%                     AON Corp.                                                          (1,500)           (68,700)
                                       American International Group, Inc.                                 (2,800)           (72,940)
                                       Principal Financial Group, Inc.                                    (1,800)           (76,518)
                                       Prudential Financial, Inc.                                         (1,000)           (68,970)
                                                                                                                      -------------
                                                                                                                           (287,128)
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - (0.9)%    Capitol Federal Financial                                          (2,000)           (80,880)
                                       Fannie Mae                                                         (6,100)           (70,150)
                                       Freddie Mac                                                        (4,100)           (33,497)
                                       Sovereign Bancorp, Inc.                                            (3,700)           (35,224)
                                                                                                                      -------------
                                                                                                                           (219,751)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Financials                                                                  (1,492,985)
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Investments Sold Short                                             Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - (2.7)%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - (0.6)%                 Celgene Corp.                                                      (1,000)     $     (75,490)
                                       Vertex Pharmaceuticals, Inc.                                       (2,200)           (75,900)
                                                                                                                      -------------
                                                                                                                           (151,390)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                The Cooper Cos., Inc.                                              (2,000)           (67,400)
Supplies - (1.0)%                      Intuitive Surgical, Inc.                                             (200)           (62,258)
                                       ResMed, Inc.                                                         (700)           (26,474)
                                       Stryker Corp.                                                      (1,200)           (77,028)
                                                                                                                      -------------
                                                                                                                           (233,160)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Brookdale Senior Living, Inc.                                      (4,800)           (73,248)
Services - (0.3)%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - (0.8)%               Allergan, Inc.                                                     (1,100)           (57,123)
                                       Bristol-Myers Squibb Co.                                           (3,000)           (63,360)
                                       Schering-Plough Corp.                                              (3,800)           (80,104)
                                                                                                                      -------------
                                                                                                                           (200,587)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Health Care                                                                   (658,385)
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - (2.1)%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - (0.3)%           Precision Castparts Corp.                                            (800)           (74,744)
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - (0.6)%       FedEx Corp.                                                          (700)           (55,188)
                                       United Parcel Service, Inc. Class B                                (1,200)           (75,696)
                                                                                                                      -------------
                                                                                                                           (130,884)
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering             Quanta Services, Inc.                                              (2,100)           (64,848)
- (0.6)%                               URS Corp.                                                          (1,800)           (75,456)
                                                                                                                      -------------
                                                                                                                           (140,304)
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - (0.6)%                     PACCAR, Inc.                                                       (1,800)           (75,708)
                                       Trinity Industries, Inc.                                           (2,000)           (75,280)
                                                                                                                      -------------
                                                                                                                           (150,988)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Industrials                                                                   (496,920)
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - (3.1)%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - (0.7)%      Corning, Inc.                                                      (3,600)           (72,036)
                                       Motorola, Inc.                                                    (10,200)           (88,128)
                                                                                                                      -------------
                                                                                                                           (160,164)
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - (0.1)%       EMC Corp.                                                          (1,800)           (27,018)
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                    Akamai Technologies, Inc.                                          (1,600)           (37,344)
Services - (0.8)%                      Google, Inc. Class A                                                 (200)           (94,750)
                                       Yahoo! Inc.                                                        (3,700)           (73,593)
                                                                                                                      -------------
                                                                                                                           (205,687)
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - (0.3)%                   Cognizant Technology Solutions Corp.                               (2,400)           (67,368)
                                       Total System Services, Inc.                                          (500)            (9,790)
                                                                                                                      -------------
                                                                                                                            (77,158)
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Advanced Micro Devices, Inc.                                      (17,200)           (72,412)
Equipment - (0.7)%                     Micron Technology, Inc.                                           (12,000)           (57,960)
                                       Rambus, Inc.                                                       (2,000)           (33,120)
                                                                                                                      -------------
                                                                                                                           (163,492)
-----------------------------------------------------------------------------------------------------------------------------------
Software - (0.5)%                      Citrix Systems, Inc.                                               (1,700)           (45,288)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Investments Sold Short                                             Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Electronic Arts, Inc.                                              (1,700)     $     (73,406)
                                                                                                                      -------------
                                                                                                                           (118,694)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Information Technology                                                        (752,213)
-----------------------------------------------------------------------------------------------------------------------------------
Materials - (1.8)%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - (0.3)%                     Ecolab, Inc.                                                       (1,600)           (71,520)
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - (0.6)%        Martin Marietta Materials, Inc.                                      (700)           (73,479)
                                       Vulcan Materials Co.                                               (1,200)           (77,028)
                                                                                                                      -------------
                                                                                                                           (150,507)
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - (0.5)%               Alcoa, Inc.                                                        (2,100)           (70,875)
                                       Allegheny Technologies, Inc.                                       (1,100)           (52,019)
                                                                                                                      -------------
                                                                                                                           (122,894)
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - (0.4)%       Weyerhaeuser Co.                                                   (1,500)           (80,190)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Materials                                                                     (425,111)
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - (1.1)%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             American Tower Corp. Class A                                       (1,200)           (50,280)
Services - (1.1)%                      Crown Castle International Corp.                                   (2,100)           (80,220)
                                       Leap Wireless International, Inc.                                  (1,500)           (64,695)
                                       NII Holdings, Inc.                                                 (1,400)           (76,524)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Telecommunication Services                                                    (271,719)
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - (3.2)%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - (1.2)%            Exelon Corp.                                                         (800)           (62,896)
                                       FPL Group, Inc.                                                    (1,200)           (77,436)
                                       PPL Corp.                                                          (1,500)           (70,440)
                                       The Southern Co.                                                   (2,100)           (74,319)
                                                                                                                      -------------
                                                                                                                           (285,091)
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - (0.2)%                 Equitable Resources, Inc.                                            (900)           (47,025)
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          Constellation Energy Group, Inc.                                     (900)           (74,844)
Energy Traders - (0.5)%                Dynegy, Inc. Class A                                               (8,800)           (59,224)
                                                                                                                      -------------
                                                                                                                           (134,068)
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - (1.0)%               Consolidated Edison, Inc.                                          (1,000)           (39,700)
                                       Dominion Resources, Inc.                                           (1,500)           (66,270)
                                       Public Service Enterprise Group, Inc.                              (1,600)           (66,880)
                                       Sempra Energy                                                      (1,300)           (73,008)
                                                                                                                      -------------
                                                                                                                           (245,858)
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - (0.3)%               Aqua America, Inc.                                                 (4,800)           (76,080)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Utilities                                                                     (788,122)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments Sold Short
                                       (Proceeds - $8,405,050) - (30.3)%                                                 (7,373,671)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments, Net of Investments Sold Short - 100.2%                         24,418,935

                                       Liabilities in Excess of Other Assets - (0.2)%                                       (47,756)
                                                                                                                      -------------
                                       Net Assets - 100.0%                                                            $  24,371,179
                                                                                                                      =============

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                               $ 32,390,203
                                                                   ============
      Gross unrealized appreciation                                $  1,254,537
      Gross unrealized depreciation                                  (1,852,134)
                                                                   ------------
      Net unrealized depreciation                                  $   (597,597)
                                                                   ============
**    Amount is less than $1,000.
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                      Net
                                                   Activity             Interest
      Affiliate                                      (000)               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                               $67                $8,909
      --------------------------------------------------------------------------
(c)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    ---------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: September 19, 2008